Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2019	2018
Cost:

Computers and software	$1,396	$1,302
Office furniture and equipment	893	733
Leasehold improvements	1,100	1,064
Motor Vehicles	456	302

	$3,845	$3,401

Accumulated Depreciation:

Computers and software	$1,251	$1,099
Office furniture and equipment	669	580
Leasehold improvements	458	371
Motor Vehicles	210	243

	$2,588	$2,293

Property and equipment, net	$1,257	$1,108